Long-Term Debt and Other Financial Liabilities, Second JDH Loan (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Feb. 28, 2022	May 06, 2021	Apr. 26, 2021	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 19, 2021
Subordinated Long-Term Debt [Abstract]
Repayment of long-term debt					$ 88,742	$ 89,698	$ 132,058
Number of units issued (in shares)		428,571
Number of securities called by each warrant (in shares)			1
Warrant exercise price (in dollars per share)			$ 7		$ 30
Share price (in dollars per share)			$ 7					$ 17
Repayment of subordinated long-term debt by issuance of shares					$ 0	$ 0	$ 3,000
Pre-Funded Warrant [Member]
Subordinated Long-Term Debt [Abstract]
Number of securities included in each unit (in shares)			1
Warrant [Member]
Subordinated Long-Term Debt [Abstract]
Number of securities included in each unit (in shares)			10
Common Stock [Member]
Subordinated Long-Term Debt [Abstract]
Number of securities included in each unit (in shares)			1
Second JDH Loan [Member]
Subordinated Long-Term Debt [Abstract]
Fair value of option granted		$ 424
Repayment of long-term debt				$ 100
Repayment of subordinated long-term debt by issuance of shares		$ 3,000	$ 3,000
Prepayment of loan	$ 1,850